Notes Payable - Schedule of Notes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Short-term loan	$ 4,121	$ 4,122
Short-term loan from shareholders	75	84
Total notes payable	$ 4,196	$ 4,206